Share Based Compensation - 2018 Equity Incentive Plan (Narratives) (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation term (years)		10 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		3 years
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		4 years
Award vesting percentage		25.00%
Vesting Group One | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		4 years
Award vesting percentage		25.00%
Vesting Group One | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		50.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		3 years
Vesting Group Two | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)		3 years
Vesting Group Two | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting percentage		50.00%
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	14,000,000
Increase in reserved shares term	10 years
Periodical increase in authorized shares (percentage)	4.00%
2018 Equity Incentive Plan | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	3,281,622
2018 Equity Incentive Plan - New | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	3,025,548	6,686,764
2018 Equity Incentive Plan - Shares Available Under 2017 Plan | Ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award
Shares authorized for distribution (shares)	256,074